NON-CONTROLLING INTEREST	12 Months Ended
Aug. 31, 2025
Non controlling Interests [Abstract]
NON-CONTROLLING INTEREST [Text Block]

10. NON-CONTROLLING INTEREST

Company	Legal ownership held by non-controlling interests		Loss allocated to non-controlling interests		Accumulated non-controlling interests
	2025	2024	2025	2024	2025	2024
Mnombo Wethu Consultants (Pty) Limited	50.1%	50.1%	-	-	$ 9,116	$ 8,874
Waterberg JV Co1	63.32%	63.19%	-	-	$ 14,750	$ 14,130
				Total	$ 23,866	$ 23,004

[1]Includes the 26% owned by Mnombo